Note 4	6 Months Ended
Jun. 30, 2026
Shareholder Remuneration System [Abstract]
Disclosure of shareholder remuneration system [Text Block]	Shareholder remuneration system
Shareholder remuneration
Cash distributions in 2025
During the 2025 financial year, the Annual General Shareholders' Meeting and the Board of Directors approved the payment of the following cash amounts:
–The Annual General Shareholders´ Meeting of BBVA held on March 21, 2025, approved, under item 1.3 of the Agenda, a cash distribution against the 2024 results as a final dividend for the 2024 financial year, for an amount equal to €0.41 gross (€0.3321 net of withholding tax) per outstanding BBVA share entitled to participate in this distribution, which was paid on April 10, 2025. The total amount paid, excluding dividends paid in respect of treasury shares held by the Group's companies other than BBVA, S.A., amounted to €2,357 million.
–By means of an Inside Information notice (información privilegiada) dated September 29, 2025, BBVA announced that the Board of Directors had approved the payment of a cash interim dividend of €0.32 gross (€0.2592 net of withholding tax) per each outstanding BBVA share entitled to participate in this distribution, which was paid on November 7, 2025. The total amount paid, excluding dividends paid in respect of treasury shares held by the Group's companies other than BBVA, S.A., amounted to €1,840 million.
Cash distributions in 2026
The Annual General Shareholders´ Meeting of BBVA held on March 20, 2026, approved, under item 1.3 of the Agenda, a cash distribution against the 2025 results as a final dividend for the 2025 financial year, for an amount equal to €0.60 gross per outstanding BBVA share entitled to participate in this distribution, which was paid on April 10, 2026. The total amount paid, excluding dividends paid in respect of treasury shares held by the Group's companies other than BBVA, S.A., amounted to approximately €3,357 million.
Share buyback programs
Share buyback programs in 2025
On January 30, 2025, BBVA announced, among other matters, the execution of a share buyback program of BBVA shares, with the purpose of reducing BBVA’s share capital, for a monetary amount of €993 million, subject to obtaining the corresponding regulatory authorizations and to the communication of the specific terms and conditions of the share buyback program before its execution.
On October 30, 2025, after receiving the required authorization from the European Central Bank (hereinafter "ECB"), BBVA announced by means of an Inside Information notice (información privilegiada) the execution of a time-scheduled buyback program for the repurchase of own shares, with the purpose of reducing BBVA's share capital, all in accordance with Regulation (EU) No. 596/2014 of the European Parliament and of the Council of April 16, 2014 on market abuse and Commission Delegated Regulation (EU) No. 2016/1052 of March 8, 2016 (the “Regulations"), for a maximum monetary amount of €993 million. The execution was carried out externally by Citigroup Global Markets Europe AG. By means of an Other Relevant Information notice (otra información relevante) dated December 10, 2025, BBVA announced the completion of the share buyback program upon reaching the maximum monetary amount, having acquired a total of 54,316,765 BBVA shares, between October 31 and December 10, 2025, representing, approximately, 0.93% of BBVA's share capital as of such date. On December 23, 2025, BBVA notified through an Other Relevant Information notice (otra información relevante) the partial execution of the share capital reduction resolution adopted by the Annual General Shareholders’ Meeting of BBVA held on March 21, 2025, under item 3 of the Agenda, through the reduction of BBVA’s share capital in a nominal amount of €26,615,214.85 and the consequent redemption, charged to unrestricted reserves, of the 54,316,765 BBVA shares of €0.49 par value each acquired derivatively by BBVA in execution of the aforementioned BBVA share buyback program and which were held as treasury shares.
Share buyback programs in 2026
First Framework Program
On December 19, 2025, and after receiving the required authorization from the ECB, by means of an Inside Information notice (información privilegiada) BBVA announced that its Board of Directors, at its meeting held on December 18, 2025, had agreed to carry out the execution of a framework share buyback program, all in accordance with the Regulations, which will be executed in several tranches for a maximum monetary amount of €3,960 million with the purpose of reducing BBVA's share capital (the "Framework Program"), without prejudice to the possibility of suspending or terminating the Framework Program early if circumstances warrant.
First Tranche
As part of the communication of December 19, 2025, it was also announced that the Board of Directors agreed to execute a first tranche of the Framework Program in compliance with the Regulations, for the purpose of reducing BBVA's share capital for a maximum monetary amount of €1,500 million (the "First Tranche"). The execution was carried out externally by J.P. Morgan SE.
By means of an Other Relevant Information notice (otra información relevante) dated March 6, 2026, BBVA announced the completion of the execution of the First Tranche of the Framework Program, having reached the maximum monetary amount of €1,500 million and having acquired, between December 22, 2025 and March 6, 2026, 74,963,302 own shares representing approximately 1.31% of BBVA's share capital as of that date.
On March 31, 2026, BBVA notified through an Other Relevant Information notice (otra información relevante) the partial execution of the share capital reduction resolution adopted by the Annual General Shareholders’ Meeting of BBVA held on March 20, 2026, under item 5 of the Agenda, through the reduction of BBVA’s share capital in a nominal amount of €36,732,017.98 and the consequent redemption, charged to unrestricted reserves, of the 74,963,302 BBVA shares of €0.49 par value each acquired derivatively by BBVA in execution of the First Tranche of the BBVA Framework Program and which were held as treasury shares (see Notes 25 and 26).
Second Tranche
On March 20, 2026, BBVA announced by means of an Inside Information notice (información privilegiada) that its Board of Directors, at its meeting held on such day, within the scope of the Framework Program, had agreed to execute a second tranche of the Framework Program in compliance with the Regulations for the purpose of reducing BBVA's share capital, for a maximum monetary amount of €1,000 million (the "Second Tranche"). The execution was carried out externally through Citigroup Global Markets Europe AG.
By means of an Other Relevant Information notice (otra información relevante) dated April 17, 2026, BBVA announced the completion of the execution of the Second Tranche of the Framework Program, having reached the maximum monetary amount of €1,000 million. Between March 23 and April 17, 2026, a total of 52,800,888 own shares, representing approximately 0.94% of BBVA's share capital as of that date were acquired.
On June 24, 2026, BBVA communicated, through an Other Relevant Information notice (otra información relevante), the partial execution of the share capital reduction resolution adopted by the Annual General Shareholders’ Meeting of BBVA held on March 20, 2026, under item 5 of the Agenda, through the reduction of BBVA’s share capital in a nominal amount of €25,872,435.12 and the consequent redemption, charged to unrestricted reserves, of the 52,800,888 BBVA shares of €0.49 par value each acquired derivatively by BBVA in execution of the Second Tranche of the BBVA Framework Program and which were held as treasury shares (see Notes 25 and 26).
Third Tranche
On April 30, 2026, BBVA communicated by means of an Inside Information notice (información privilegiada), that its Board of Directors, at its meeting held on April 29, 2026, had agreed to execute a third tranche of treasury share buyback within the Framework Program, in accordance with the Regulations for the purpose of reducing BBVA's share capital, for a maximum monetary amount of €1,460 million. The execution started on May 6, 2026, and was carried out externally through Citigroup Global Markets Europe AG.
Between May 6 and July 24, 2026, Citigroup Global Markets Europe AG acquired 63,358,915 BBVA shares within the scope of the Framework Program.
Second Framework Program
In addition to the execution of the third tranche of the current Framework Program, on July 30, 2026, and after receiving the required authorization from the ECB, by means of an Inside Information notice (información privilegiada) BBVA announced that its Board of Directors had agreed to carry out the execution of a new framework share buyback program, all in accordance with the Regulations, for a maximum monetary amount of €2,000 million, which will be executed in several tranches, with the purpose of reducing BBVA's share capital (the "New Framework Program"), without prejudice to the possibility of suspending or terminating the New Framework Program early if circumstances warrant.
First Tranche
Moreover, on July 30, 2026, it was also announced that the Board of Directors agreed to execute a first tranche of the New Framework Program in compliance with the Regulations, for the purpose of reducing BBVA's share capital for a maximum monetary amount of €1,000 million, with a maximum number of shares to be acquired of 483,221,729 own shares, which will start on August 5, 2026 and will finish not earlier than September 14, 2026 and not later than October 9, 2026, and in any event, when the maximum monetary amount is reached or the maximum number of shares is acquired within that period, and will be carried out externally.